Restatement and reclassification	12 Months Ended
Dec. 31, 2019
Restatement And Reclassification [Abstract]
Restatement and reclassification
2 6 .	Restatement and reclassification
Subsequent to the issuance of the Group’s consolidated financial statements for the years ended December 31, 2017 and 2018 the Group revisited its consolidated financial statements and identified certain material misstatements and as a result has restated the Group’s previously issued consolidated financial statements for the years ended December 31, 2017 and 2018.
Restatement of previously issued consolidated financial statements
The following misstatements in the Group’s annual financial statements were identified and corrected as part of the restatement:
(a)
Gross vs net recognition on revenue
In the years ended December 31, 2018 and 2017, the Group erroneously recorded revenue earned from certain technical service fee on a net basis, rather than on a gross basis as the Group was acting as principle. The correction of this error resulted in an increase in both revenues and cost of revenues of RMB194,294 and RMB529,59
3
 for the years ended December 31, 2017 and 2018, respectively.
(b)
Reclassification of prior year presentation
Certain fiscal year 2018 amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations. In fiscal year 2019, the Company concluded that: a. it was appropriate to classify financial guarantee assets base on its short term and long term nature from prepayments and other current assets; b. it was appropriate to present the release from guarantee obligation under line item technique service fee revenues; c. it was appropriate to present accrued interest receivable as part of financing receivable, and present accrued interest payable as part of funding debts. This change in classification does not materially affect previously reported consolidated statements of cash flows, and had no effect on the previously reported consolidated statements of operations and comprehensive income for year 2018.

The effects of the reclassifications and restatement for the error on the consolidated balance sheet are as follows:

	As of December 31, 2018
	As previously reported	Restatement adjustments	As Restated
	RMB	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	457,442	—	457,442
Restricted cash	252,599	—	252,599
Short-term financing receivables, net	742,117	11,052	753,169
Short term financial guarantee assets, net	—	15,569	15,569
Accrued interest receivable, net	11,052	(11,052)	—
Accounts receivable, net	47,652	—	47,652
Prepayments and other current assets	229,008	(20,609)	208,399
Amounts due from related parties	475,426	—	475,426

Total current assets	2,215,296	(5,040)	2,210,256

Non-current assets:
Long-term financing receivables, net	18,882	—	18,882
Long-term financial guarantee assets	—	5,040	5,040
Long-term investments	58,038	—	58,038
Deferred tax assets	36,901	—	36,901
Property, equipment and software, net	7,806	—	7,806
Intangible assets, net	5,423	—	5,423
Goodwill	25,680	—	25,680

Total non-current assets	152,730	5,040	157,770

TOTAL ASSETS	2,368,026	—	2,368,026

LIABILITIES
Current liabilities:
Short-term borrowings	220,000	—	220,000
Short-term funding debts	679,957	15,021	694,978
Accrued interest payable	15,021	(15,021)	—
Accounts payable	38,850	—	38,850
Amounts due to related parties	96,596	—	96,596
Tax payable	57,081	—	57,081
Financial guarantee liabilities	15,537	—	15,537
Accrued expenses and other liabilities	157,462	—	157,462

Total current liabilities	1,280,504	—	1,280,504

Non-current liabilities:
Long-term funding debts	21,498	—	21,498
Other non-current liabilities	8,748	—	8,748

Total non-current liabilities	30,246	—	30,246

TOTAL LIABILITIES	1,310,750	—	1,310,750

SHAREHOLDERS’ EQUITY
Class A Ordinary Shares	185	—	185
Class B Ordinary Shares	43	—	43
Additional paid-in capital	1,896,993	—	1,896,993
Statutory reserves	1,739	—	1,739
Accumulated other comprehensive income	31,014	—	31,014
Accumulated deficit	(872,698)	—	(872,698)

TOTAL SHAREHOLDERS’ EQUITY	1,057,276	—	1,057,276

TOTAL LIABILITIES AND EQUITY	2,368,026	—	2,368,026

The effects of the reclassifications and restatement for the error on the consolidated statements of operations and comprehensive (loss)/income are as follows:

	For the year ended December 31, 2018
	As previously reported	Restatement adjustments	As Restated
	RMB	RMB	RMB
Revenues:
Technical service fees	746,768	550,990	1,297,758
Installment service fees	291,077	—	291,077
Wealth management service fees and others	14,796	—	14,796
Total revenues	1,052,641	550,990	1,603,631

Cost of revenues:
Funding cost	(161,384)	—	(161,384)
Provision for credit losses	(70,411)	—	(70,411)
Origination and servicing cost	(323,342)	—	(323,342)
Service cost charged by Jimu Group	—	(529,593)	(529,593)
Cost of revenues	(555,137)	(529,593)	(1,084,730)

Gross profit	497,504	21,397	518,901

Operating expenses:
Sales and marketing expenses	(99,671)	—	(99,671)
General and administrative expenses	(312,979)	—	(312,979)
Research and development expenses	(94,989)	—	(94,989)

Total operating expenses	(507,639)	—	(507,639)

Operating (loss)/income	(10,135)	21,397	11,262

Change in fair value of convertible loans	(9,552)	—	(9,552)
Share of loss from equity method investments	(2,652)	—	(2,652)
Other income, net	8,822	—	8,822
Gain from financial guarantee liabilities	21,397	(21,397)	—

Income before income tax expense	7,880	—	7,880
Income tax expense	(5,709)	—	(5,709)
Net income	2,171	—	2,171

Other comprehensive income:
Foreign currency translation adjustments, net of nil tax	30,173	—	30,173

Total comprehensive income	32,344	—	32,344

	For the year ended December 31, 2017
	As previously reported	Restatement adjustments	As Restated
	RMB	RMB	RMB
Revenues:
Technical service fees	425,311	194,294	619,605
Installment service fees	139,862	—	139,862
Wealth management service fees and others	3,547	—	3,547
Total revenues	568,720	194,294	763,014

Cost of revenues:
Funding cost	(78,831)	—	(78,831)
Provision for credit losses	(115,920)	—	(115,920)
Origination and servicing cost	(177,662)	—	(177,662)
Service cost charged by Jimu Group	—	(194,294)	(194,294)
Cost of revenues	(372,413)	(194,294)	(566,707)

Gross profit	196,307	—	196,307

Operating expenses:
Sales and marketing expenses	(72,076)	—	(72,076)
General and administrative expenses	(106,323)	—	(106,323)
Research and development expenses	(71,517)	—	(71,517)

Total operating expenses	(249,916)	—	(249,916)

Operating loss	(53,609)	—	(53,609)

Change in fair value of convertible loans	(7,042)	—	(7,042)
Share of loss from equity method investments	(2,455)	—	(2,455)
Impairment from long-term investments	(2,000)	—	(2,000)
Other expense, net	(1,238)	—	(1,238)
Loss before income tax expense	(66,344)	—	(66,344)
Income tax expense	(18,516)	—	(18,516)
Net loss	(84,860)	—	(84,860)

Other comprehensive income:
Foreign currency translation adjustments, net of nil tax	841	—	841

Total comprehensive loss	(84,019)	—	(84,019)

The effects of the reclassifications and restatement for the error on the consolidated statements of cash flows are as follows:

	For the year ended December 31, 2018
	As previously reported	Restatement adjustments	As Restated
	RMB	RMB	RMB
Cash flows from operating activities:
Net income	2,171	—	2,171
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,701	—	4,701
Share-based compensation expenses	131,260	—	131,260
Provision for doubtful accounts and credit losses	178,438	129	178,567
Release from financial guarantee liabilities	(21,397)	21,397	—
Loss from equity-method investments	2,652	—	2,652
Change in fair value of convertible loans	9,552	—	9,552
Change in fair value of short-term investments	315	—	315
Deferred income tax	—	(36,901)	(36,901)
Changes in operating assets and liabilities:
Short-term and long-term financing receivables	(8,461)	(26,380)	(34,841)
Short-term and long-term financial guarantee assets	—	(20,610)	(20,610)
Accounts receivable	(119,123)	(129)	(119,252)
Amounts due from related parties	36,036	(2,684)	33,352
Prepayments and other current assets	(22,840)	7,261	(15,579)
Deferred tax assets	(36,901)	36,901	—
Short-term and long-term funding debts	7,847	173,952	181,799
Accounts payable	(4,193)	—	(4,193)
Amounts due to related parties	(94,812)	(24,076)	(118,888)
Tax payable	34,695	—	34,695
Financial guarantee liabilities	36,934	(21,397)	15,537
Accrued expenses and other liabilities	(28,565)	16,136	(12,429)

Net cash provided by operating activities	108,309	123,599	231,908

Cash flows from investing activities:
Purchase of property, equipment and software	(4,071)	—	(4,071)
Financing receivables facilitated	(3,853,780)	(465,875)	(4,319,655)
Collection of principal on financing receivables	4,712,223	492,255	5,204,478
Loan provided to a third party	(137,264)	—	(137,264)
Net cash advances to Jimu Group	(441,491)	(3,828)	(445,319)
Loans provided to Jimu Group	(59,636)	7,588	(52,048)
Collection of loan from Jimu Group	52,169	(121)	52,048
Purchase of private-equity funds	1,685	—	1,685
Purchase of long-term investments	(19,259)	—	(19,259)

Net cash provided by investing activities	250,576	30,019	280,595

Cash flows from financing activities:
Proceeds from issuance of Pre-IPO Preferred Shares	410,286	—	410,286
Proceeds from initial public offering and followed offering, net of underwriting discount and commissions	316,451	—	316,451
Proceeds from short-term and long-term borrowings	288,141	—	288,141
Repayment of short-term borrowings	(68,141)	—	(68,141)
Proceeds from third parties loans	514,000	—	514,000
Repayment of loans to third parties	(514,000)	—	(514,000)
Cash repayment to Jimu Group	(23,121)	23,121	—
Loan proceeds from Jimu Group	12,711	14,000	26,711
Repayment of loans to Jimu Group	(18,150)	(14,000)	(32,150)
Loan proceeds from a Shareholder	151,000	—	151,000
Repayment of loan to a Shareholder	(29,313)	—	(29,313)
Proceeds from funding debts	3,235,901	(982,449)	2,253,452
Principal repayments on funding debts	(4,346,749)	808,497	(3,538,252)
Proceeds from issuance of convertible loans	21,730	—	21,730

Net cash used in financing activities	(49,254)	(150,831)	(200,085)

Effect of exchange rate changes on cash, cash equivalents and restricted cash	24,519	(2,787)	21,732

Net increase in cash, cash equivalents and restricted cash	334,150	—	334,150
Cash, cash equivalents and restricted cash at beginning of the year	375,891	—	375,891
Including:	—
Cash and cash equivalents at beginning of the year	370,891	—	370,891
Restricted cash at beginning of the year	5,000	—	5,000

Cash, cash equivalents and restricted cash at end of the year	710,041	—	710,041

Including:
Cash and cash equivalents at end of the year	457,442	—	457,442
Restricted cash at end of the year	252,599	—	252,599

	For the year ended December 31, 2017
	As previously reported	Restatement adjustments	As Restated
	RMB	RMB	RMB
Cash flows from operating activities:
Net loss	(84,860)	—	(84,860)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	4,079	—	4,079
Share-based compensation expenses	31,018	—	31,018
Provision for doubtful accounts and credit losses	132,510	(110)	132,400
Loss from equity-method investments	2,455	—	2,455
Change in fair value of convertible loans	7,042	—	7,042
Impairment from long-term investments	2,000	—	2,000
Changes in operating assets and liabilities:
Short-term and long-term financing receivables	(9,022)	(37,379)	(46,401)
Accounts receivable	(45,958)	—	(45,958)
Amounts due from related parties	(42,119)	77,358	35,239
Prepayments and other current assets	(50,881)	1,645	(49,236)
Short-term and long-term funding debts	5,941	6,926	12,867
Accounts payable	36,139	—	36,139
Amounts due to related parties	92,431	(81,613)	10,818
Tax payable	20,442	—	20,442
Accrued expenses and other liabilities	96,221	587	96,808

Net cash provided by operating activities	197,438	(32,586)	164,852

Cash flows from investing activities:
Purchase of property, equipment and software	(2,238)	(577)	(2,815)
Financing receivables facilitated	(7,109,958)	171,753	(6,938,205)
Collection of principal on financing receivables	5,671,423	(134,264)	5,537,159
Purchase of private-equity funds	(2,000)	—	(2,000)
Purchase of long-term investments	(2,000)	—	(2,000)

Net cash used in investing activities	(1,444,773)	36,912	(1,407,861)

Cash flows from financing activities:
Proceeds from short-term and long-term borrowings	—	40,000	40,000
Repayment of short-term	—	(40,000)	(40,000)
Net cash advances from Jimu Group	23,121	(23,121)	—
Contribution from Jimu Group and shareholders	11	—	11
Loan proceeds from Jimu Group	29,270	—	29,270
Proceeds from funding debts	6,842,534	51,372	6,893,906
Principal repayments on funding debts	(5,534,199)	(58,298)	(5,592,497)
Proceeds from issuance of convertible loans	235,231	—	235,231

Net cash provided by financing activities	1,595,968	(30,047)	1,565,921

Effect of exchange rate changes on cash, cash equivalents and restricted cash	(34)	—	(34)

Net increase in cash, cash equivalents and restricted cash	348,599	(25,721)	322,878
Cash, cash equivalents and restricted cash at beginning of the year	27,292	25,721	53,013
Including:
Cash and cash equivalents at beginning of the year	27,292	25,721	53,013
Restricted cash at beginning of the year	—	—	—

Cash, cash equivalents and restricted cash at end of the year	375,891	—	375,891

Including:
Cash and cash equivalents at end of the year	370,891	—	370,891
Restricted cash at end of the year	5,000	—	5,000